Property and Equipment, Net - Schedule of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	$ 40,751	$ 23,753	$ 9,269
Less: Accumulated depreciation and amortization	(9,207)	(6,127)	(3,355)
Property, plant and equipment, net	31,544	17,626	5,914
Computer Equipment and Software
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	159	93	93
Furniture and Fixtures
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	1,276	253	197
Laboratory Equipment
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	14,483	8,595	6,513
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	19,215	2,431	2,403
Construction In Progress
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	$ 5,618	$ 12,381	$ 63